Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Cash flows from operating activities:
Net loss	$ (35,101,942)	¥ (238,170,188)	¥ (19,885,492)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property and equipment	18,665	126,643	67,255
Change in expected credit losses	(1,016)	(6,893)	(722,349)
Allowance for inventory	295,114	2,002,377	599,926
Impairment loss on long-lived assets	67,282	456,520	2,041,299
Share-based compensation	31,782,519	215,647,569
Loss on disposal of property and equipment	8,001	54,286
Changes in operating assets and liabilities:
Accounts receivable	(3,722,341)	(25,256,458)	2,369,353
Accounts receivable – a related party	(23,013)	(156,144)	(160,543)
Amount due from related parties	(243,378)	(1,651,343)	(1,785,684)
Inventories	90,986	617,342	2,118,410
Other receivables	8,654,590	58,722,256	686,540
Advances to suppliers	(2,884)	(19,567)	(1,992,799)
Other non-current assets	6,809	46,200	33,300
Accounts payable	(1,429,010)	(9,695,978)	(155,682)
Accounts payable – a related party	1,959	13,292	(12,180)
Salary and welfare payable	195,551	1,326,832	167,722
Advance from customers	(97,148)	(659,162)	(813,322)
Value added tax (“VAT”) and other tax payable	(23,161)	(157,153)	182,833
Other payables	14,314	97,131	(2,345,312)
Accrued liabilities	534,514	3,626,733	1,851,177
Amount due to related parties	536,654	3,641,253	5,574,063
Operating lease liabilities	(77,957)	(528,948)	(963,197)
Refund liability			(1,842,976)
Net cash (used in) provided by operating activities	1,485,108	10,076,600	(14,987,658)
Cash flows from investing activities:
Payment for purchase of property and equipment	(19,613)	(133,078)	(2,200)
Payment for other noncurrent assets	(29,476)	(200,000)	(510,000)
Proceeds from disposal of property and equipment	39,793	270,000
Net cash used in investing activities	(9,296)	(63,078)	(512,200)
Cash flows from financing activities:
Loans from related parties	2,352,287	15,960,505	24,750,310
Repayment to related parties	(2,792,732)	(18,948,967)	(5,677,514)
Proceeds from short-term bank loans	3,537,162	24,000,000	29,000,000
Repayment of short-term bank loans	(3,876,140)	(26,300,000)	(29,250,000)
Proceeds from long-term bank loans	353,716	2,400,000
Repayment of long-term bank loans	(405,300)	(2,750,000)	(600,000)
Repayment of long-term loans	(7,369)	(50,000)
Loans from third parties	185,694	1,259,955	1,600,000
Repayment to third parties	(34,473)	(233,901)	(5,982,272)
Payment for deferred offering costs			(252,478)
Net cash provided by (used in) financing activities	(687,155)	(4,662,408)	13,588,046
Effect of exchange rate changes	(342,737)	(2,325,505)	7,106
Net (decrease) increase in cash and cash equivalents	445,920	3,025,609	(1,904,706)
Cash and cash equivalents at beginning of the period	1,411,971	9,580,367	7,651,695
Cash and cash equivalents at end of the period	1,857,891	12,605,976	5,746,989
Supplemental disclosures of cash flows information:
Cash paid for income tax	9,213	62,513
Cash paid for interest expense	327,049	2,219,059	1,916,833
Supplemental disclosure of noncash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 55,560	¥ 376,982	¥ 2,039,099